UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568
                                   -------
The Value Line Fund, Inc.
--------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2005
                          ------------------

Item 1: Schedule of Investments.

The Value Line Fund, Inc.
Schedule of Investments (unaudited)                           September 30, 2005
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                        (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (96.0%)

                   ADVERTISING (0.8%)
            53,000 Monster Worldwide, Inc.*                         $ 1,628

                   AEROSPACE/DEFENSE (0.7%)
            90,000 AAR CORP.*                                         1,546

                   APPAREL (0.9%)
            96,000 Guess?, Inc.*                                      2,057

                   BIOTECHNOLOGY (5.0%)
            37,500 Amgen, Inc.*                                       2,988
            34,000 Genentech, Inc.*                                   2,863
            34,150 Invitrogen Corp.*                                  2,569
            42,000 Techne Corp.*                                      2,393
                                                                ------------
                                                                     10,813

                   BUILDING MATERIALS (1.8%)
            28,000 Universal Forest Products, Inc.                    1,605
            42,500 Watsco, Inc.                                       2,257
                                                                ------------
                                                                      3,862

                   CANADIAN ENERGY (2.2%)
            62,400 EnCana Corp.                                       3,639
            25,000 Talisman Energy, Inc.                              1,221
                                                                ------------
                                                                      4,860

                   CEMENT & AGGREGATES (1.9%)
            13,000 Eagle Materials, Inc.                              1,578
            41,000 Florida Rock Industries, Inc.                      2,628
                                                                ------------
                                                                      4,206

                   COAL (4.5%)
            18,000 CONSOL Energy, Inc.                                1,373
            68,100 Joy Global, Inc.                                   3,436
            26,900 Park Electrochemical Corp.                           717
            52,000 Peabody Energy Corp.                               4,386
                                                                ------------
                                                                      9,912

                   COMPUTER & PERIPHERALS (2.4%)
            37,000 Apple Computer, Inc.*                              1,984
           112,000 Hewlett-Packard Co.                                3,270
                                                                ------------
                                                                      5,254

                   COMPUTER SOFTWARE SERVICES (7.9%)
           115,000 Accenture Ltd. Class "A" (Bermuda)*                2,928
            54,200 Anteon International Corp.*                        2,318
            34,000 Autodesk, Inc.*                                    1,579
            49,800 Fiserv, Inc.*                                      2,284
            50,000 Intergraph Corp.*                                  2,235
            55,000 ManTech International Corp.*                       1,453
            44,000 Paychex, Inc.                                      1,631
           219,000 Western Digital Corp.*                             2,832
                                                                ------------
                                                                     17,260

                   DIVERSIFIED COMPANY (1.4%)
            79,000 GATX Corp.                                         3,124

                   DRUG (3.2%)
            83,000 Biovail Corp.*                                     1,940
            68,000 Celgene Corp.*                                     3,694
            25,000 Pharmaceutical Product Development, Inc.           1,438
                                                                ------------
                                                                      7,072

                   E-COMMERCE (1.7%)
            94,000 Internet Security Systems, Inc.*                   2,257
            84,000 Oakley, Inc.                                       1,457
                                                                ------------
                                                                      3,714

                   ELECTRICAL EQUIPMENT (1.6%)
           177,700 Corning, Inc.*                                     3,435

                   ELECTRICAL UTILITY - EAST (1.0%)
            70,000 Jabil Circuit, Inc.*                               2,164

                   ENTERTAINMENT (0.6%)
            82,000 Plexus Corp.*                                      1,401

                   ENVIRONMENTAL (0.6%)
            23,500 Stericycle. Inc.*                                  1,343

                   GROCERY (0.8%)
            13,000 Whole Foods Market, Inc.                           1,748

                   HEALTH CARE INFORMATION SYSTEMS (1.6%)
            23,800 Cerner Corp.*                                      2,069
           118,000 WebMD Corp.*                                       1,307
                                                                ------------
                                                                      3,376

                   HOMEBUILDING (4.1%)
            30,000 Beazer Homes USA, Inc.                             1,760
            30,000 KB Home                                            2,196
            27,400 Pulte Homes, Inc.                                  1,176
            38,200 Standard Pacific Corp.                             1,586
            50,000 Toll Brothers, Inc.*                               2,233
                                                                ------------
                                                                      8,951

                   HOTEL/GAMING (1.1%)
            56,000 MGM MIRAGE*                                        2,451

                   INFORMATION SERVICES (1.2%)
            51,500 Advisory Board Co. (The)*                          2,680

                   INSURANCE PROPERTY - CASUALTY (1.5%)
            35,500 Allmerica Financial Corp.*                         1,460
            38,000 St. Paul Travelers Companies, Inc. (The)           1,705
                                                                ------------
                                                                      3,165

                   MACHINERY (1.0%)
            93,300 Columbus McKinnon Corp.*                           2,207

                   MARITIME (0.6%)
            45,000 Astec Industries, Inc.*                            1,278

                   MEDICAL SERVICES (1.9%)
            89,000 Allscripts Healthcare Solutions, Inc.*             1,604
            70,500 LCA-Vision, Inc.                                   2,617
                                                                ------------
                                                                      4,221

                   MEDICAL SUPPLIES (3.4%)
            40,000 Advanced Neuromodulation Systems, Inc.*            1,898
            13,500 Alcon, Inc.                                        1,726
            37,000 Mentor Corp.                                       2,035
            40,000 Respironics, Inc.*                                 1,687
                                                                ------------
                                                                      7,346

                   METAL FABRICATING (0.9%)
            51,500 Champion Enterprises, Inc.*                          761
            23,200 Lone Star Technologies, Inc.*                      1,290
                                                                ------------
                                                                      2,051

                   METALS & MINING - DIVERSIFIED (0.8%)
            57,000 Allegheny Technologies, Inc.                       1,766

                   NATURAL GAS - DIVERSIFIED (8.8%)
            18,000 Allergan, Inc.                                     1,649
            34,000 Cabot Oil & Gas Corp.                              1,717
            22,500 Devon Energy Corp.                                 1,544
            52,000 EOG Resources, Inc.                                3,895
            25,000 Newfield Exploration Co.*                          1,228
            18,000 Questar Corp.                                      1,586
            67,000 Southwestern Energy Co.*                           4,918
            24,000 Western Gas Resources, Inc.                        1,230
            34,000 XTO Energy, Inc.                                   1,541
                                                                ------------
                                                                     19,308

                   NEWSPAPER (1.1%)
            60,000 Trinity Industries, Inc.                           2,429

                   OILFIELD SERVICES/EQUIPMENT (3.2%)
            40,000 Cal Dive International, Inc.*                      2,536
            36,000 Halliburton Co.                                    2,467
            24,000 Schlumberger Ltd.                                  2,025
                                                                ------------
                                                                      7,028

                   PETROLEUM - PRODUCING (2.8%)
            40,000 Burlington Resources, Inc.                         3,253
            36,000 Chesapeake Energy Corp.                            1,377
            30,400 Noble Energy, Inc.                                 1,426
                                                                ------------
                                                                      6,056

                   PHARMACY SERVICES (1.4%)
            23,000 Cooper Cameron Corp.*                              1,700
            20,600 Express Scripts, Inc.*                             1,281
                                                                ------------
                                                                      2,981

                   POWER INDUSTRY (0.7%)
            43,500 Headwaters, Inc.*                                  1,627

                   R.E.I.T. (0.6%)
            75,000 Veeco Instruments, Inc.*                           1,203

                   RAILROAD (0.5%)
            25,000 CSX Corp.                                          1,162

                   RETAIL AUTOMOTIVE (0.5%)
            30,000 Advance Auto Parts, Inc.*                          1,160

                   RETAIL BUILDING SUPPLY (2.0%)
            46,900 Building Materials Holding Corp.                   4,371

                   RETAIL - SPECIAL LINES (1.3%)
            35,000 Bed Bath & Beyond, Inc.*                           1,406
            73,500 Brightpoint, Inc.*                                 1,407
                                                                ------------
                                                                      2,813

                   RETAIL STORE (1.0%)
            64,000 Nordstrom, Inc.                                    2,196

                   SECURITIES BROKERAGE (1.5%)
             5,000 Chicago Mercantile Exchange Holdings, Inc.         1,687
            14,000 Legg Mason, Inc.                                   1,536
                                                                ------------
                                                                      3,223

                   SEMICONDUCTOR (4.5%)
           150,000 LSI Logic Corp.*                                   1,478
            74,000 Motorola, Inc.                                     1,635
           111,000 NVIDIA Corp.*                                      3,805
            85,000 Texas Instruments, Inc.                            2,882
                                                                ------------
                                                                      9,800

                   STEEL - GENERAL (0.7%)
            51,500 ATMI, Inc.*                                        1,597

                   TELECOMMUNICATIONS EQUIPMENT (3.8%)
           100,000 ADTRAN, Inc.                                       3,150
            76,000 Juniper Networks, Inc.*                            1,808
            74,800 Marvell Technology Group Ltd.*                     3,449
                                                                ------------
                                                                      8,407

                   TRUCKING (1.0%)
           144,600 Goodyear Tire & Rubber Co. (The)*                  2,254

                   WIRELESS NETWORKING (3.5%)
            97,200 Itron, Inc.*                                       4,438
           242,000 Powerwave Technologies, Inc.*                      3,144
                                                                ------------
                                                                      7,582

TOTAL COMMON STOCKS AND
   TOTAL INVESTMENT
   SECURITIES (96.0%)
   (Cost $177,960,000)                                          $   210,088
                                                                ------------

    Principal
      Amount
  (in thousands)
-------------------

REPURCHASE AGREEMENT** (3.2%)
   (including accrued interest)

$ 7,000      With UBS Warburg LLC, 3.25%, dated 9/30/05,
             due 10/3/05, delivery value $7,002,000
             (collateralized by $5,707,000 U.S. Treasury Bonds,
             6.375%, due 8/15/27, with a value of $7,119,483)
             (Cost $7,001,000)                                     $    7,001
                                                                   -----------

CASH AND OTHER ASSETS
   IN EXCESS OF LIABILITIES (0.8%)                                      1,647
                                                                   -----------

NET ASSETS (100.0%)                                                $  218,736
                                                                   ===========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($218,735,621 / 14,427,626 shares of
   capital stock outstanding)                                      $    15.16
                                                                   ===========


*  Non-income producing

** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                  Total Net
                                                                  Unrealized
 Total Cost          Appreciation          Depreciation          Appreciation
--------------------------------------------------------------------------------
$ 184,961,000        $34,796,000             $(2,668,000)        $32,128,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -------------------------------------
         Jean B. Buttner, President

Date:    11/28/05
         -------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         ------------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer

Date:    11/28/05
         -----------------------------